Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts (Details)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 SGD ($)
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	$ 123,588	$ 95,486	$ 116,469
Within 30 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	123,588	95,486	116,469
Between 31 and 60 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net
Between 61 and 90 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net
More than 90 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net